OTHER (INCOME) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER (INCOME) EXPENSES
Schedule of other (income) expenses

	Years ended December 31,
	2023	2022
Loss on disposal of property, plant, and equipment	$209	$789
Other (income) expenses	18,665	521
	$18,874	$1,310